BALANCE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers1 [Abstract]
BALANCE FROM CONTRACTS WITH CUSTOMERS	BALANCE FROM CONTRACTS WITH CUSTOMERS
Net contract liabilities are as follows:

	2022	2021
Contract assets - current	$608.3	$461.9
Contract assets - non-current	34.1	—
Contract liabilities - current	(788.3)	(674.7)
Contract liabilities - non-current	(130.3)	(96.2)
Net contract liabilities	$(276.2)	$(309.0)
During the year ended March 31, 2022, the Company recognized revenue of $482.6 million (2021 – $517.7 million) that was included in the contract liability balance at the beginning of the year.
During the year ended March 31, 2022, the Company recognized revenue of $55.5 million (2021 – reversal of revenue of $8.9 million) related to performance obligations satisfied in previous years. This primarily relates to estimate at completion adjustments that impacted revenue and measures of completion.
Remaining performance obligations
As at March 31, 2022, the amount of the revenues expected to be realized in future years from performance obligations that are unsatisfied, or partially unsatisfied, was $5,420.0 million. The Company expects to recognize approximately 38% of these remaining performance obligations as revenue by March 31, 2023, an additional 21% by March 31, 2024 and the balance thereafter.